INVESTMENT IN ASSOCIATED COMPANIES	6 Months Ended
Jun. 30, 2019
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
INVESTMENT IN ASSOCIATED COMPANIES	INVESTMENTS IN ASSOCIATED COMPANIES

The Company has certain wholly-owned subsidiaries which are accounted for using the equity method, as it has been determined under ASC 810 that they are variable interest entities in which SFL is not the primary beneficiary.

At June 30, 2019, June 30, 2018 and December 31, 2018, the Company had the following participation in investments that were recorded using the equity method:

	June 30, 2019	June 30, 2018	December 31, 2018
SFL Deepwater Ltd (“SFL Deepwater”)	100%	100%	100%
SFL Hercules Ltd (“SFL Hercules”)	100%	100%	100%
SFL Linus Ltd (“SFL Linus”)	100%	100%	100%

Summarized balance sheet information of the Company’s wholly-owned equity method investees is as follows:

	As of June 30, 2019
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	60,007	24,028	18,848	17,131
Non-current assets	944,994	294,563	282,125	368,306
Total assets	1,005,001	318,591	300,973	385,437
Current liabilities	60,345	18,019	19,088	23,238
Non-current liabilities	910,558	291,692	273,846	345,020
Total liabilities	970,903	309,711	292,934	368,258
Total stockholders’ equity	34,098	8,880	8,039	17,179

	As of December 31, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	58,089	19,558	16,858	21,673
Non-current assets	967,954	302,362	290,370	375,222
Total assets	1,026,043	321,920	307,228	396,895
Current liabilities	69,181	18,252	19,487	31,442
Non-current liabilities	931,755	297,060	281,627	353,068
Total liabilities	1,000,936	315,312	301,114	384,510
Total stockholders’ equity	25,107	6,608	6,114	12,385
Summarized statement of operations information of the Company’s wholly-owned equity method investees is as follows:

	Six months ended June 30, 2019
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	33,289	9,817	9,536	13,936
Net operating revenues	33,289	9,817	9,536	13,936
Net income	8,991	2,272	1,925	4,794

	Six months ended June 30, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	32,271	9,651	9,552	13,068
Net operating revenues	32,271	9,651	9,552	13,068
Net income	7,451	1,964	1,821	3,666

	Year ended December 31, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	64,572	19,594	19,126	25,852
Net operating revenues	64,410	19,540	19,049	25,821
Net income	14,635	3,973	3,372	7,290

SFL Deepwater, SFL Hercules and SFL Linus each own drilling units which have been leased to subsidiaries of Seadrill Limited (“Seadrill”), a related party. Because the main assets of SFL Deepwater, SFL Hercules and SFL Linus are the subject of leases which includes both fixed price call options and a fixed price purchase obligation or put option, it has been determined that these subsidiaries of SFL are variable interest entities in which SFL is not the primary beneficiary.

Each subsidiary has entered into a term loan and revolving credit facility as follows:

	Six months ended June 30, 2019
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Loan balance outstanding	645,918	195,801	210,000	240,117
Amount available to draw down	—	—	—	—
Amount guaranteed by SFL	266,114	84,697	78,947	102,470

	Year ended December 31, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Loan balance outstanding	655,186	203,686	210,000	241,500
Amount available to draw down	—	—	—	—
Amount guaranteed by SFL	266,114	84,697	78,947	102,470

In the six months ended June 30, 2019, the six months ended June 30, 2018 and the year ended December 31, 2018, SFL Deepwater, SFL Hercules and SFL Linus paid dividends as follows:

Six months ended June 30, 2019
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Dividends Paid	—	—	—	—

Six months ended June 30, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Dividends Paid	—	—	—	—

Year ended December 31, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Dividends Paid	—	—	—	—

SFL Deepwater, SFL Hercules and SFL Linus have loan facilities for which SFL provides limited guarantees, as indicated above. These loan facilities originally contained financial covenants with which both SFL and Seadrill must comply. In September 2017, Seadrill announced that it had entered into a restructuring agreement (the “Restructuring Plan”) with more than 97% of its secured bank lenders, approximately 40% of its bondholders and a consortium of investors led by its largest shareholder, Hemen Holding Ltd (“Hemen”), who is also the largest shareholder in the Company. The Company, SFL Deepwater, SFL Hercules and SFL Linus have also entered into the Restructuring Plan, which has been implemented by way of prearranged Chapter 11 cases. As part of the Restructuring Plan, the financial covenants on Seadrill have been replaced by financial covenants on a newly established subsidiary of Seadrill, Seadrill Rig Holding Company Limited (“RigCo”), who also acts as guarantor for the obligations under the leases for the three drilling units, on a subordinated basis to the senior secured lenders in Seadrill and new secured notes. As at June 30, 2019, SFL and RigCo were in compliance with all of the covenants under these long-term debt facilities.